Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Fair value of assets and liabilities
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2022	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	120,279,612	120,279,612
Financial investments	—	—	10,713,953	10,713,953
Total assets	—	—	130,993,565	130,993,565
Liabilities
Payable to investors at fair value	—	—	141,288,810	141,288,810
Financial guarantee derivative	—	—	107,890,394	107,890,394
Total liabilities	—	—	249,179,204	249,179,204

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2023	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Financial investments	56,181,082	—	367,765,216	423,946,298
Total assets	56,181,082	—	367,765,216	423,946,298

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2023	(US$)	(US$)	(US$)	(US$)
Assets
Financial investments	7,912,940	—	51,798,648	59,711,588
Total assets	7,912,940	—	51,798,648	59,711,588

Schedule of financial guarantee derivative movement activities

	For loans facilitated in	For loans facilitated in
	2021	2022	Total
Year ended December 31, 2022	RMB	RMB	RMB
Balance at December 31, 2021	(11,816,799)	—	(11,816,799)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap (1)	—	—	—
Less: Initially estimated net guarantee service fee to be collected (2)	—	—	—
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	(15,743,564)	—	(15,743,564)
Change in fair value of financial guarantee derivative	(15,743,564)	—	(15,743,564)
Add: Guarantee service fee received from borrowers	110,656,100	—	110,656,100
Less: Compensation paid to financial institutional cooperators	83,095,737	—	83,095,737
Balance at December 31, 2022	—	—	—
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2022)	—	—	—
Changes in fair value related to balance outstanding at December 31, 2022	—	—	—

Note:

(1)Amount represents estimated payment to financial institutional cooperators which is the aggregated amount of guarantee fees, which would be the amount of loan principal multiplied by annualized guarantee fee ratio. The obligation is not influenced by default and early repayment of borrowers.
(2)Amount represents estimated guarantee service fees to be collected for loans newly facilitated during each vintage period according to the guarantee service agreement with the borrowers, net of estimated defaults and prepayments.
(3)Amount represents the subsequent adjustment to update the estimated net guarantee service fees to be collected for all outstanding loans as a result of changes in estimated default or prepayment rates.

The following table sets forth the liability side of Group’s financial guarantee derivative movement activities for the years ended December 31, 2022 and 2023.

	For loans facilitated in	For loans facilitated in
	2021	2022	Total
Year ended December 31, 2022	RMB	RMB	RMB
Balance at December 31, 2021	565,953,269	—	565,953,269
Estimated payment to financial institutional cooperators based on the pre-agreed Cap(1)	—	100,633,097	100,633,097
Less: Initially estimated net guarantee service fee to be collected(2)	—	93,954,209	93,954,209
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans(3)	(129,190,421)	601,001	(128,589,420)
Change in fair value of financial guarantee derivative	(129,190,421)	7,279,889	(121,910,532)
Add: Guarantee service fee received from borrowers	646,183,355	107,060,087	753,243,442
Less: Compensation paid to financial institutional cooperators	998,298,062	6,449,582	1,004,747,644
Less: Compensation payable to financial institutional cooperators (4)	84,648,141	—	84,648,141
Balance at December 31, 2022	—	107,890,394	107,890,394
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2022)	—	94,183,515	94,183,515
Changes in fair value related to balance outstanding at December 31, 2022	—	4,719,727	4,719,727

	For loans facilitated in	For loans facilitated in
	2022	2023	Total	Total
Year ended December 31, 2023	RMB	RMB	RMB	USD
Balance at December 31, 2022	107,890,394	—	107,890,394	15,196,044
Estimated payment to financial institutional cooperators based on the pre-agreed Cap (1)	—	—	—	—
Less: Initially estimated net guarantee service fee to be collected (2)	—	—	—	—
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	(24,966,242)	—	(24,966,242)	(3,516,422)
Change in fair value of financial guarantee derivative	(24,966,242)	—	(24,966,242)	(3,516,422)
Add: Guarantee service fee received from borrowers	10,965,160	—	10,965,160	1,544,411
Less: Compensation paid to financial institutional cooperators	93,889,312	—	93,889,312	13,224,033
Less: Compensation payable to financial institutional cooperators (4)	—	—	—	—
Balance at December 31, 2023	—	—	—	—
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2023)	—	—	—	—
Changes in fair value related to balance outstanding at December 31, 2023	—	—	—	—

Note:

(1)Amount represents estimated payment to financial institutional cooperators which is the aggregated amount of guarantee fees, which would be the amount of loan principal multiplied by annualized guarantee fee ratio. The obligation is not influenced by default and early repayment of borrowers.
(2)Amount represents estimated guarantee service fees to be collected for loans newly facilitated during each vintage period according to the guarantee service agreement with the borrowers, net of estimated defaults and prepayments.
(3)Amount represents the subsequent adjustment to update the estimated net guarantee service fees to be collected for all outstanding loans as a result of changes in estimated default or prepayment rates.
(4)Amount represents the compensation payable to financial institutional cooperators. See Note.11 Accrued expenses and other current liabilities.

Schedule of outstanding loan balance, remaining weighted average contractual term and estimated default rate of the outstanding loans

	As of	As of	As of
	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
Outstanding loan balance	1,405,147,876	—	—
Remaining weighted average contractual term (Month)	1.93	—	—
Net cumulative expected loss rates (1)	7.23%	—	—
(1)	Represent the net of loss rate and prepayment rate.

Schedule of significant unobservable inputs

		December 31, 2022	December 31, 2023
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted-Average	Weighted-Average
Loans and payable to investors at fair value	Discount rates	6.48%	6.48%
	Net cumulative expected loss rates (1)	5.94%	6.10%

Schedule of loans receivable measured at fair value on recurring basis

RMB

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2021	principal	principal	of principal	fair value	31, 2022	2022
Xiaoying Credit Loan	389,679,352	99,000,000	(1,089,274,133)	727,042,700	(6,168,307)	120,279,612	(8,403,261)

RMB

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2022	principal	principal	of principal	fair value	31, 2023	2023
Xiaoying Credit Loan	120,279,612	—	(189,752,419)	70,004,009	(531,202)	—	—

USD

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2022	principal	principal	of principal	fair value	31, 2023	2023
Xiaoying Credit Loan	16,941,029	—	(26,726,069)	9,859,858	(74,818)	—	—

Schedule of loans payable measured at fair value on recurring basis

Payable to investors at
fair value of the
Consolidated Trusts
RMB
Balance at December 31, 2021	462,714,400
Initial contribution	98,800,000
Principal payment	(420,225,590)
Changes in fair value	—
Balance at December 31, 2022	141,288,810
Changes in fair value related to balance outstanding at December 31, 2022	—

Payable to investors at fair value of the
Consolidated Trusts
	RMB	US$
Balance at December 31, 2022	141,288,810	19,900,113
Initial contribution	—	—
Principal payment	(141,288,810)	(19,900,113)
Changes in fair value	—	—
Balance at December 31, 2023	—	—
Changes in fair value related to balance outstanding at December 31, 2023	—	—